Putnam
Global
Governmental
Income Trust

SEMIANNUAL REPORT

April 30, 1998

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "Inflation -- a bond buyer's worst enemy -- could fall as low as 1% this year, many economists say. Further Asian economic weakness could also help boost bonds in the months ahead."

                                  -- The Wall Street Journal, May 8, 1998

* "We will continue to seek opportunities for income and price appreciation outside the government sector, taking advantage of the private sector's growing presence in the global fixed-income market."

                                  -- D. William Kohli, manager,
                                     Putnam Global Governmental Income Trust

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

15 Financial statements




From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

In periods of market volatility, when forces sometimes converge to produce disappointing short-term investment results, it is useful to note the prudence of a long-term commitment. For most fixed-income investors, this is such a time. Continued unrest in the world's fixed-income markets and strength in the dollar combined to dampen results for the first half of Putnam Global Governmental Income Trust's fiscal year.

A look at your fund's longer-term performance, however, provides a more positive picture, though past performance should never be taken as an assurance of future results. Your fund's strategy of investing in bonds issued by governmental agencies around the globe gives it access to a wide variety of securities in a number of important markets.

In the following report, your fund's managers discuss performance in the challenging markets of the past several months and look at prospects for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 17, 1998




Report from the Fund Managers
D. William Kohli
Gail S. Attridge

A rising U.S. dollar and continued volatility in the emerging markets were potent forces during the six months ended April 30, 1998, creating a challenging environment for fixed-income investors with holdings outside the United States. Putnam Global Governmental Income Trust provided a -1.57% return for class A shares at net asset value (-6.28% at public offering price) for the period. By comparison, the Salomon Brothers World Government Bond Index, which does not invest in developing markets, returned 0.52%. For more information about the fund's performance, including returns for other share classes, please see pages 8 and 9.

* U.S. DOLLAR STRENGTHENS AS EMERGING MARKETS TUMBLE

During the fall and winter, the U.S. dollar strengthened dramatically against most other major currencies. The fund's exposure to those currencies (roughly 40% of the portfolio was invested in foreign-denominated bonds at the end of October) dampened returns for the first half of the 1998 fiscal year. On the flip side, the fund's sizable weighting in U.S. Treasuries (52% of portfolio assets on October 31) helped boost performance, as the prices of those securities were bid higher.

Understanding how exchange rate fluctuations affect your fund is integral to understanding the fund's performance. Bonds purchased in another country are paid for after an investor's dollars are converted into that country's local currency -- in the same way that one must exchange U.S. dollars for another currency when traveling abroad. Later, when those bonds are sold, payment is made in local currency, which then must be converted back to dollars. If the value of the dollar rises dramatically versus the currency in which your investment is denominated, gains realized on the investment may be reduced or even turned into a loss.

The dollar's recent ascent is a result of the extraordinary vigor of the U.S. economy. Technological innovations, ongoing corporate restructurings, heightened global competition, and near-full employment are just some of the factors enabling the economy to grow at an annualized rate of more than 4%, while inflation recedes to levels not seen since the 1950s. Also helping to keep the dollar strong was a so-called flight to quality in the fourth quarter of 1997. With the Asian financial crisis at its peak, Southeast Asian currencies plummeted to new lows, as investors worried about the possibility of debt-payment suspension and economic meltdown. Demand for dollar-denominated assets such as U.S. Treasuries soared. In April, the yen declined to a six-year low against the dollar after Moody's Investors Service, a bond rating agency, downgraded its outlook for Japanese bonds.

* INVESTMENT STRATEGY FOCUSED ON EUROPE

With respect to owning foreign-denominated bonds, our chief focus was in Europe, particularly the United Kingdom. After a period of monetary tightening last year, Britain's yield curve was actually inverted -- in other words, short-term government bonds provided higher yields than long-term bonds. When it appeared that the U.K. economy was slowing and that its central bank might begin to ease monetary policy, we increased the fund's overall position to roughly 25% of the portfolio, concentrating on bonds most likely to benefit from a reduction in interest rates.

[GRAPHIC OMITTED: horizontal bar chart GEOGRAPHIC BREAKDOWN (4/30/98)]

GEOGRAPHIC BREAKDOWN (4/30/98)*

United States                         42.5%

United Kingdom                        23.4%

Germany                               11.6%

France                                 4.6%

Denmark                                3.6%

Italy                                  2.6%

Argentina                              2.5%

South Africa                           2.4%

Other                                 17.0%

Footnote reads:
*Based on total net assets. Country allocations will vary over time.

We increased holdings in Germany, where the bond market has benefited from low interest rates and moderate economic growth. Germany's economic recovery has not been as strong as that in the United States, and consumer spending remains sluggish. As a result, we believe monetary policy will be relatively stable for the remainder of the year. The resiliency of the deutschemark adds to the attractiveness of the investment, since German central bank officials have expressed their desire for a stable exchange rate in the run-up to European Economic and Monetary Union. At the end of the period, roughly 10% of the portfolio was allocated to Germany.

* OTHER OPPORTUNITIES

The government sector is shrinking around the world. In the United States, for example, the federal budget is expected to be in surplus this year for the first time in more than 20 years. That means the government doesn't need to borrow as much and will issue fewer bonds in the future. We see the same trend in Europe, particularly in light of the approach of the euro. In general, debt issuance is shifting from the government to the growing private sector as corporations borrow to finance growth. Unlike governments, corporations cannot pay creditors with tax revenue. As a result, their bonds usually are considered more speculative investments and must offer higher yields to provide sufficient incentive to investors. Examples of corporate bonds purchased during the period include Colt Telecommunications and KFW International Finance in Europe and Sumitomo Bank in Japan. While these holdings, as well as others discussed in this report, were viewed favorably at the end of the reporting period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

In the United States, we chose to divide the fund's government holdings between Treasuries and mortgage-backed securities, which proved beneficial to your Fund's performance. Mortgage-backed securities such as GNMAs offer higher yields -- roughly one percentage point higher -- than government securities of comparable maturity. The higher yields are intended to compensate investors for the risk of prepayment inherent in these securities. When interest rates fall, many homeowners refinance their mortgages, returning principal to mortgage investors. In addition to disrupting an investor's income stream, this prepayment of principal forces the investor to reinvest at lower prevailing rates.

Exposure to emerging markets provides important diversification for the fund as well as opportunities to earn double-digit yields and potential price appreciation. Emerging-markets bonds typically yield more than bonds from developed markets because developing countries generally have less political and economic stability and therefore are more likely to default on payments of interest and principal. With the advent of the Asian financial crisis, the disparity of yields between developed and developing markets became much wider than usual. For example, a small (less than 1% of portfolio assets) position in B-rated Turkish bonds provided yields as high as 84%. Unfortunately the price volatility associated with emerging markets overshadowed any benefits derived from owning these bonds during the period, and the fund's performance suffered as a result. Among the hardest hit were the fund's Indonesian holdings, which were subsequently sold. Other emerging-markets investments included dollar-denominated holdings in South Korea, Bulgaria, Russia, Argentina, Poland, and the Philippines.

* LOOKING AHEAD

In the coming months, we expect to continue to favor European bonds over those in the United States. After several quarters of above-trend economic growth, the risk of a shift in U.S. monetary policy, in our view, has increased. Although the fund's emerging-markets holdings hurt returns during the period, we remain committed to the diversification and investment opportunities they offer. In addition, we will continue to seek opportunities for income and price appreciation outside the government sector, taking advantage of the private sector's growing presence in the global fixed-income market.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/98, there is no guarantee the fund will continue to hold these securities in the future. Foreign investments are subject to certain risks, such as those related to currency fluctuations, political developments, and economic instability, that are not present with domestic investments.

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Governmental Income Trust is designed for investors seeking high current income by investing principally in debt securities of foreign or U.S. governmental entities, including supranational issuers. Preservation of capital and long-term total return are secondary objectives.

TOTAL RETURN FOR PERIODS ENDED 4/30/98
                                Class A          Class B            Class M
(inception date)                (6/1/87)        (2/1/94)           (3/17/95)
                              NAV      POP     NAV    CDSC       NAV      POP
------------------------------------------------------------------------------
6 months                   -1.57%   -6.28%   -1.93%   -6.67%   -1.81%   -5.02%
------------------------------------------------------------------------------
1 year                      2.83    -2.07     2.09    -2.70     2.48    -0.84
------------------------------------------------------------------------------
5 years                    22.44    16.65    17.99    16.25    20.58    16.66
Annual average              4.13     3.13     3.36     3.06     3.81     3.13
------------------------------------------------------------------------------
10 years                  113.24   103.17    97.00    97.00   106.54    99.80
Annual average              7.87     7.35     7.02     7.02     7.52     7.17
------------------------------------------------------------------------------
Life of fund              162.49   150.10   140.22   140.22   153.00   144.73
Annual average              9.25     8.77     8.36     8.36     8.88     8.55
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/98
                                                  Salomon Bros.
                                                   World Govt.       Consumer
                                                   Bond Index      Price Index
------------------------------------------------------------------------------
6 months                                              0.52%           0.56%
------------------------------------------------------------------------------
1 year                                                8.01            1.44
------------------------------------------------------------------------------
5 years                                              36.44           12.85
Annual average                                        6.41            2.45
------------------------------------------------------------------------------
10 years                                            115.22           38.77
Annual average                                        7.97            3.33
------------------------------------------------------------------------------
Life of fund                                        141.61           43.68
Annual average                                        8.42            3.38
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended/ 4/30/98
                                  Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)                5              5               5
------------------------------------------------------------------------------
Income                              $0.519        $0.461          $0.518
------------------------------------------------------------------------------
Capital gains                           --            --              --
------------------------------------------------------------------------------
  Total                             $0.519        $0.461          $0.518
------------------------------------------------------------------------------
Share value:                     NAV       POP       NAV       NAV       POP
------------------------------------------------------------------------------
10/31/97                      $13.94    $14.64    $13.90    $13.89    $14.36
------------------------------------------------------------------------------
4/30/98                        13.20     13.86     13.17     13.12     13.56
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1          6.45%     6.15%     5.74%     6.31%     6.11%
------------------------------------------------------------------------------
Current 30-day SEC yield2       6.46      6.15      5.72      6.21      6.01
------------------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)
                                 Class A         Class B           Class M
(inception date)                (6/1/87)         (2/1/94)         (3/17/95)
                             NAV       POP     NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                   -3.27%   -7.89%   -3.64%   -8.32%   -3.42%   -6.58%
------------------------------------------------------------------------------
1 year                      0.54    -4.22    -0.20    -4.91     0.21    -3.02
------------------------------------------------------------------------------
5 years                    23.09    17.27    18.57    16.83    21.22    17.30
Annual average              4.24     3.24     3.47     3.16     3.92     3.24
------------------------------------------------------------------------------
10 years                  110.61   100.58    94.49    94.49   104.05    97.44
Annual average              7.73     7.21     6.88     6.88     7.39     7.04
------------------------------------------------------------------------------
Life of class             158.32   146.12   136.54   136.54   149.18   141.04
Annual average              9.16     8.67     8.27     8.27     8.80     8.46
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more of less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Salomon Brothers World Government Bond Index is a market-capitalization weighted benchmark that tracks the performance of government-bond markets in 14 countries. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
April 30, 1998 (Unaudited)




FOREIGN GOVERNMENT BONDS AND NOTES (49.6%) (a)
PRINCIPAL AMOUNT                                                                                       VALUE
-------------------------------------------------------------------------------------------------------------
CAD        16,975,000  Canada (Government of) bonds
                         Ser. WB60, 7 1/4s, 2007                                               $   13,444,722
DKK       132,230,000  Denmark (Government of) bonds 7s, 2007                                      21,777,774
DEM        33,955,000  Germany (Federal Republic of) bonds
                         Ser. 98, 5 5/8s, 2028                                                     19,147,557
DEM        45,910,000  Germany (Federal Republic of) bonds
                         Ser. 98, 5 1/4s, 2008                                                     26,093,654
ITL    27,085,000,000  Italy (Government of) bonds 5 3/4s, 2002                                    15,841,054
USD         6,510,000  Korea (Republic of) unsub. 8 7/8s, 2008                                      6,402,715
FRF       168,115,000  France Treasury bill bonds 4 s, 2000                                        27,872,470
USD        12,085,000  Panama (Republic of) bonds 8 7/8s,2027                                      11,782,875
USD         9,330,000  Russia (Government of) deb. principal loans
                         FRB 6.719s, 2020 (POR)                                                     5,901,225
ZAR        73,714,000  South Africa (Republic of) bonds Ser. 153,
                         13s, 2010                                                                 14,567,812
GBP        20,070,000  United Kingdom Treasury bonds 8s, 2007                                      37,013,415
GBP        17,100,000  United Kingdom Treasury bonds 8s, 2000                                      29,720,552
GBP        42,795,000  United Kingdom Treasury bonds 7s, 2002                                      73,878,720
                                                                                               --------------
                       Total Foreign Government Bonds and Notes
                         (cost $300,563,307)                                                   $  303,444,545

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (27.7%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

U.S. Government Agency Mortgage Obligations (10.0%)
-------------------------------------------------------------------------------------------------------------
$          60,618,000  Government National Mortgage Association 7s, TBA,
                         May 15, 2028                                                          $   61,337,536

U.S. Treasury Obligations (17.7%)
-------------------------------------------------------------------------------------------------------------
                       U.S. Treasury Notes
           34,080,000    6 1/8s, August 15, 2007 (SEG)                                             35,001,182
            9,020,000    5 1/2s, February 15, 2008                                                  8,898,771
           64,490,000    5 1/2s, March 31, 2003                                                    64,066,946
                                                                                               --------------
                                                                                                  107,966,899
                                                                                               --------------
                       Total U.S. Government and Agency Obligations
                         (cost $169,134,809)                                                   $  169,304,435

BRADY BONDS (11.2%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
$           4,966,600  Argentina (Republic of) deb. FRB 6.625s, 2005                           $    4,556,856
           14,282,000  Argentina (Republic of) Ser. L-GP, stepped-coupon
                         5 3/4s, (6s, 3/31/99), 2023 (STP)                                         10,854,320
            5,818,453  Brazil (Government of) stepped-coupon 5s,
                         (8s, 4/30/00), 2014 (STP)                                                  4,814,770
            5,890,000  Bulgaria (Government of) Ser. A, FRB 2 1/4s, 2012                            3,946,300
            7,865,000  Bulgaria (Government of) deb. Ser. PDI, FRB
                         6.563s, 2011                                                               6,468,963
           10,247,691  Ecuador (Republic of) deb. Ser. PDI, FRB . 2015                              6,571,332
           14,990,000  Peru (Government of) 144A Ser. PDI, 4s, 2017                                 6,120,000
            4,312,000  Philippines (Government of) Ser. B, 6 1/2s, 2017                             3,805,340
           14,745,000  Poland (Government of) bonds ser. PDI, stepped-
                         coupon 4s (5s, 10/1/98), 2014 (STP)                                       13,417,950
            9,335,000  United Mexican States sec. Ser. B, 6 1/4s, 2019                              7,864,738
                                                                                               --------------
                       Total Brady Bonds  (cost $68,323,179)                                   $   68,420,569

CORPORATE BONDS AND NOTES (4.7%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
$           1,450,000  Central European Media Enterprises Ltd. sr. notes
                         Ser. RG, 8 1/8s, 2004 (United Kingdom)                                $      799,499
            2,090,000  Colt Telecommunications Group PLC sr. notes
                         8 7/8s, 2007 (United Kingdom)                                              1,280,423
            1,450,000  Grupo Iusacel S.A. de C.V. 144A sr. notes
                        10s, 2004 (Mexico)                                                          1,504,375
DEM        28,950,000  Kreditanstalt Fuer Wiederauf bonds
                         5s, 2009 (Germany)                                                        15,967,565
$           2,310,000  Reliance Industries Ltd. 144A sr. unsub. 8 3/4s,
                         2007 (India)                                                               3,576,122
            2,925,000  Sumitomo Bank Treasury Co. 144A bonds
                         Ser. A, FRB, 9.4s, 2049 (Japan)                                            2,995,902
            3,150,000  Transamerican Energy 144A sr. disc. notes
                         stepped-coupon zero % (13s, 6/15/99), 2002 (STP)                           2,677,500
                                                                                               --------------
                       Total Corporate Bonds and Notes (cost $28,620,736)                      $   28,801,386

COMMON STOCKS (0.1%) (a) (cost $403,384)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
               11,327  PSF Holdings LLC Class A (NON)                                          $      339,810

PURCHASED OPTION OUTSTANDING (--%) (a) (cost $69,888)
                                                                      EXPIRATION DATE/
CONTRACT AMOUNT                                                          STRIKE PRICE                   VALUE
-------------------------------------------------------------------------------------------------------------
ITL        80,000,000  Italian Government Bond
                       Futures Contract (Put)                          Jun 98/118 ITL          $       13,552

SHORT-TERM INVESTMENTS (16.9%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
$          10,060,000  Delaware Funding Corp. effective yield
                         of 5.55%, May 8, 1998                                                 $   10,049,144
           10,000,000  Deutsche Bank Financial Inc. effective
                         yield of 5.50%, July 8, 1998                                               9,896,111
           25,000,000  Federal Home Loan Mortgage Corp
                         effective yield of 5.44%, May 29, 1998                                    24,894,222
           20,590,000  U.S. Dollar GKO Pass Through Structured
                         Note (Issued by Deutsche Bank. The
                         principal at redemption is linked to the
                         bid price for the Russian Treasury Bill at
                         maturity, and the change in the spot rate
                         of the Russian Ruble from issue date to
                         maturity date) zero %, October 28, 1998                                    2,960,842
TRL   444,760,000,000  Turkey Treasury bills zero %, July 29, 1998                                  1,419,976
TRL   256,480,000,000  Turkey Treasury bills zero %, June 17, 1998                                    926,847
TRL   238,280,000,000  Turkey Treasury bills zero %, June 4, 1998                                     877,013
$          27,000,000  Interest in $550,000,000 joint repurchase
                         agreement dated April 30, 1998 with
                         Goldman, Sachs & Co., due May 1, 1998
                         with respect to various U.S. Treasury
                         obligations - maturity value of
                         $27,004,140 for an effective yield of 5.52%.                              27,004,140
           25,256,000  Interest in $320,256,000 joint repurchase
                         agreement dated April 30, 1998 with
                         Morgan (J.P.) & Co., Inc. due May 1, 1998
                         with respect to various U.S. Treasury
                         obligations - maturity value of
                         $25,259,866 for an effective yield of 5.51%.                              25,259,866
                                                                                               --------------
       Total Short-Term Investments  (cost $103,109,874)                                       $  103,288,161
-------------------------------------------------------------------------------------------------------------
               Total Investments (cost $670,225,177) (b)                                       $  673,612,458
-------------------------------------------------------------------------------------------------------------

     (a) Percentages indicated are based on net assets of $611,036,742.

     (b) The aggregate identified cost on a tax basis is $672,361,189 resulting in gross unrealized appreciation and depreciation of $2,360,717 and $1,109,448 respectively, or net unrealized appreciation of $1,251,269.

   (NON) Non-income-producing security.

   (STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

   (POR) A portion of the income will be received in additional securities.

   (SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 1998.

         144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

          TBA after the name of a security represents to be announced securities (Note 1).

          The rates shown on Floating Rate Bonds (FRB) and Floating Rate
          Notes (FRN) are the current interest rates shown at April 30, 1998, which are subject to change based on the terms of the security.

          Diversification by Country

          Distribution of investments by country of issue at April 30, 1998
          (as a percentage of Market Value):

          United States      38.5%    Poland      2.0
          United Kingdom     21.2     Panama      1.7
          Germany            10.6     Bulgaria    1.5
          France              4.1     Mexico      1.4
          Denmark             3.2     Russia      1.3
          Italy               2.4     Ecuador     1.0
          Argentina           2.3     Korea       1.0
          South Africa        2.2     Other       3.6
          Canada              2.0               -----
                                      Total     100.0%



-------------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 1998 (Unaudited)
(aggregate face value $795,738,291)
                                                                                           Unrealized
                                                   Aggregate Face         Delivery         Appreciation/
                               Market Value            Value                Date          (Depreciation)
-------------------------------------------------------------------------------------------------------------
Brazilian Real                 $ 7,601,579          $ 7,208,206           10/05/98         $    393,373
Australian Dollars              21,171,549           21,409,073            6/17/98             (237,524)
Canadian Dollar                  5,402,177            5,501,600            6/17/98              (99,423)
Deutschemarks                  317,771,394          315,359,114            6/17/98            2,412,280
French Franc                    17,811,898           17,654,151            6/17/98              157,747
Italian Lira                    14,945,939           14,806,118            6/17/98              139,821
Japanese Yen                   313,583,789          328,228,503            6/17/98          (14,644,714)
Mexican Peso                     6,748,079            6,538,784            9/11/98              209,295
Mexican Peso                       573,189              537,183            5/12/98               36,006
Mexican Peso                       711,501              671,482            5/11/98               40,019
New Zealand Dollar               7,650,511            7,819,785            6/17/98             (169,274)
Polish Zloty                     5,360,723            5,321,973            4/21/99               38,750
South Korean Won                 8,029,665            7,545,270            3/11/99              484,395
Spanish Peseta                  18,273,148           18,146,814            6/17/98              126,334
Swedish Krona                   22,477,043           21,737,367            6/17/98              739,676
Swiss Franc                     16,714,828           17,252,868            6/17/98             (538,040)
-------------------------------------------------------------------------------------------------------------
                                                                                           $(10,911,279)
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 1998 (Unaudited)
(aggregate face value $678,911,758)
                                                                                            Unrealized
                                                   Aggregate Face         Delivery         Appreciation/
                               Market Value            Value                Date          (Depreciation)
-------------------------------------------------------------------------------------------------------------
Australian Dollars            $ 14,026,989         $ 14,274,921            6/17/98          $   247,932
British Pounds                 104,142,310          102,955,687            6/17/98           (1,186,623)
Deutschemarks                  291,317,947          288,276,565            6/17/98           (3,041,382)
Japanese Yen                   225,927,283          235,798,277            6/17/98            9,870,994
New Zealand Dollar               7,214,852            7,493,207            6/17/98              278,355
Swedish Krona                   13,124,299           12,657,339            6/17/98             (466,960)
Swiss Franc                     16,916,529           17,455,762            6/17/98              539,233
-------------------------------------------------------------------------------------------------------------
                                                                                            $ 6,241,549
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 1998 (Unaudited)
                                                                                             Unrealized
                                                  Aggregate Face        Expiration          Appreciation/
                               Market Value            Value               Date            (Depreciation)
-------------------------------------------------------------------------------------------------------------
Euro DM (Long)                $122,939,753          123,091,877           Mar 99              $(152,124)
Euro DM (Short)                124,594,342          124,678,904           Mar 99                 84,562
US Treasury
Bond (Short)                    27,049,219           27,242,579           Jun 98                193,360
Municipal Bond
Index (Long)                    27,239,063           27,584,001           Jun 98               (344,938)
-------------------------------------------------------------------------------------------------------------
                                                                                              $(219,140)
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
Written Options Outstanding at April 30, 1998 (Unaudited)
(premiums received $48,880)

Contract                                                   Expiration Date/                     Market
Amount                                                         Strike Price                      Value
-------------------------------------------------------------------------------------------------------------
$157,500    U.S. Dollars in exchange for
            Deutschemarks (put)                             Jun 98/1.07 DEM                     $18,947
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $670,225,177) (Note 1)                                                $673,612,458
---------------------------------------------------------------------------------------------------
Foreign currency                                                                            133,226
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                            8,855,752
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    2,604,383
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           54,826,230
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                           15,943,113
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                          2,080,451
---------------------------------------------------------------------------------------------------
Total assets                                                                            758,055,613

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustiodian (Note 2)                                                           423,226
---------------------------------------------------------------------------------------------------
Payable for variation margin                                                                116,692
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                         3,785
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        117,719,598
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,262,209
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,150,441
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  107,289
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               11,182
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    896
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      204,100
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                              20,612,843
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                             5,232,087
---------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $48,880) (Note 3)                   18,947
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      155,576
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       147,018,871
---------------------------------------------------------------------------------------------------
Net assets                                                                             $611,036,742

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $643,404,596
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                (8,948,387)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions (Note 1)                                                                   (21,758,543)
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets
and liabilities in foreign currencies                                                    (1,660,924)
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $611,036,742

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($272,942,618 divided by 20,676,962 shares)                                                  $13.20
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $13.20)*                                      $13.86
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($38,158,229 divided by 2,898,406 shares)**                                                  $13.17
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($299,935,895 divided by 22,867,284 shares)                                                  $13.12
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $13.12)*                                      $13.56
---------------------------------------------------------------------------------------------------
*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended April 30, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                              $ 18,231,665
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         2,051,385
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             502,908
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                           6,197
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             5,653
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      364,027
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      197,408
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      474,877
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     17,883
--------------------------------------------------------------------------------------------------
Registration fees                                                                           82,509
--------------------------------------------------------------------------------------------------
Auditing                                                                                    27,467
--------------------------------------------------------------------------------------------------
Legal                                                                                        3,673
--------------------------------------------------------------------------------------------------
Postage                                                                                     29,582
--------------------------------------------------------------------------------------------------
Other                                                                                       14,403
--------------------------------------------------------------------------------------------------
Total expenses                                                                           3,777,972
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (78,742)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             3,699,230
--------------------------------------------------------------------------------------------------
Net investment income                                                                   14,532,435
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         1,685,603
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                            (55,366)
--------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                     1,027,266
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                     (16,837,974)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                    (7,980,307)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures,
and written options during the period                                                    2,446,881
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                (19,713,897)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                  $ (5,181,462)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           April 30         October 31
                                                                                              1998*               1997
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 14,532,435       $ 18,130,714
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                           (14,180,471)           464,718
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets
and liabilities in foreign currencies                                                    (5,533,426)        (6,794,962)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                                (5,181,462)        11,800,470
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (11,312,298)       (13,468,566)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (1,366,567)        (1,549,654)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (8,634,524)           (90,042)
----------------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                      --        (10,002,099)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --         (1,150,812)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --            (66,867)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                            276,867,085        (10,931,491)
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                 250,372,234        (25,459,061)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     360,664,508        386,123,569
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $8,948,387 and
$2,167,433, respectively)                                                              $611,036,742       $360,664,508
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       April 30
operating performance         (Unaudited)                                     Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.94           $14.49           $13.62           $13.33           $15.25           $15.98
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .38  (c)         .71  (c)         .83  (c)        1.00              .97             1.07
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.60)            (.24)             .82              .19            (1.84)             .44
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.22)             .47             1.65             1.19             (.87)            1.51
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.52)            (.59)            (.78)            (.62)            (.10)            (.98)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.43)              --               --               --             (.50)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --        -                     (.28)            (.80)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --             (.15)            (.76)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.52)           (1.02)            (.78)            (.90)           (1.05)           (2.24)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.20           $13.94           $14.49           $13.62           $13.33           $15.25
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          (1.57) *          3.38            12.46             9.38            (5.93)           10.44
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $272,943         $316,837         $343,125         $366,476         $461,506         $554,963
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .64 *           1.29             1.32             1.34             1.27             1.27
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.82 *           4.90             5.93             7.19             6.57             6.12
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            330.10 *         638.66           429.38           300.66           359.88           444.28
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        April 30                                                        Feb. 1, 1994+
operating performance                          (Unaudited)                   Year ended October 31              to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.90           $14.45           $13.60           $13.31           $15.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .33  (c)         .59  (c)         .72  (c)         .77              .64
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.60)            (.23)             .81              .33            (2.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.27)             .36             1.53             1.10            (1.46)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.46)            (.52)            (.68)            (.55)            (.14)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.39)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --             (.26)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.46)            (.91)            (.68)            (.81)            (.61)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.17           $13.90           $14.45           $13.60           $13.31
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (1.93) *          2.62            11.57             8.63            (9.52) *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $38,158          $41,322          $41,106          $30,910          $22,387
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.02 *           2.04             2.07             2.09             1.49 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.45 *           4.22             5.13             6.59             4.76 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             330.10 *         638.66           429.38           300.66           359.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         April 30                                      Mar. 17, 1995+
operating performance                                           (Unaudited)            Year ended October 31       to Oct. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.89           $14.44           $13.59           $12.81
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .38  (c)         .66  (c)         .77  (c)         .49
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.63)            (.23)             .83              .88
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.25)             .43             1.60             1.37
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.52)            (.56)            (.75)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --             (.42)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --               --             (.19)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.52)            (.98)            (.75)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.12           $13.89           $14.44           $13.59
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (1.81) *          3.15            12.14            10.87 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $299,936           $2,506           $1,892             $509
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .77 *           1.54             1.58              .96 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.71 *           4.74             5.52             4.78 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              330.10 *         638.66           429.38           300.66
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995, and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
April 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Governmental Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks high current income by investing principally in debt securities of foreign or U.S. governmental entities, including supranational issuers. The fund's secondary objectives are preservation of capital and long-term total return, consistent with high current income.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 1998 the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1997, the fund had a capital loss carryover of approximately $5,422,000 available to offset future capital gains, if any which will expire on October 31, 2003.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $5 billion, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount or the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1998, fund expenses were reduced by $78,742 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the funds receives an annual Trustee fee, of which $910 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months April 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $11,214 and $855,534 from the sale of class A and class M shares, respectively and $74,840 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $440 on class A redemptions.

Note 3
Purchase and sales of securities

During the period ended April 30, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,127,611,444 and $858,276,281, respectively. Purchases and sales of U.S. government obligations aggregated $750,125,173 and $770,966,534, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the period are summarized as follows:

                                  Contract         Premiums
                                   Amounts         Received
------------------------------------------------------------
Written options
outstanding
at beginning
of period                     $  14,995,000      $   186,688
------------------------------------------------------------
Options opened                  139,457,500          889,458
------------------------------------------------------------
Options expired                (154,295,000)      (1,027,266)
------------------------------------------------------------
Options closed                           --               --
------------------------------------------------------------
Written options
outstanding at
end of period                 $     157,500      $    48,880
------------------------------------------------------------

Note 4
Capital shares

At April 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                          April 30, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,617,720     $ 21,741,227
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       681,246        9,086,313
------------------------------------------------------------
                                  2,298,966       30,827,540

Shares
repurchased                      (4,346,491)     (58,288,919)
------------------------------------------------------------
Net decrease                     (2,047,525)    $(27,461,379)
------------------------------------------------------------

                                            Year ended
                                        October 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,148,613     $ 72,510,042
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,316,265       18,393,725
------------------------------------------------------------
                                  6,464,878       90,903,767

Shares
repurchased                      (7,412,644)    (104,404,420)
------------------------------------------------------------
Net decrease                       (947,766)   $ (13,500,653)
------------------------------------------------------------

                                          Six months ended
                                           April 30, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                         795,754     $ 10,617,297
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        83,537        1,111,401
------------------------------------------------------------
                                    879,291       11,728,698

Shares
repurchased                        (953,535)     (12,700,556)
------------------------------------------------------------
Net decrease                        (74,244)    $   (971,858)
------------------------------------------------------------

                                             Year ended
                                         October 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,542,262     $ 21,647,617
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       153,475        2,140,026
------------------------------------------------------------
                                  1,695,737       23,787,643

Shares
repurchased                      (1,567,095)     (21,917,232)
------------------------------------------------------------
Net increase                        128,642     $  1,870,411
------------------------------------------------------------

                                         Six months ended
                                          April 30, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                      23,300,569     $313,376,464
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         6,329           84,025
------------------------------------------------------------
                                 23,306,898      313,460,489

Shares
repurchased                        (620,064)      (8,160,167)
------------------------------------------------------------
Net increase                     22,686,834     $305,300,322
------------------------------------------------------------

                                            Year ended
                                        October 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         111,086       $1,556,478
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        10,204          141,924
------------------------------------------------------------
                                    121,290        1,698,402

Shares
repurchased                         (71,842)        (999,651)
------------------------------------------------------------
Net increase                         49,448       $  698,751
------------------------------------------------------------

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

D. William Kohli
Vice President and Fund Manager

Gail S. Attridge
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Global Governmental Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA031-42869-041/220/906   6/98